UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2015

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Alabama — 1.6%
City of Phenix Alabama IDB, Refunding RB, Meadwestvaco Coated Board Project, Series A, AMT, 4.13%, 5/15/35	$1,750	$1,630,878
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,180	2,148,564
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	365	387,539
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,010	1,095,254
Sub-Lien, Series D, 7.00%, 10/01/51	2,355	2,824,446
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	710	827,377

		8,914,058
Alaska — 1.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	980	975,717
5.00%, 6/01/32	1,500	1,174,365
5.00%, 6/01/46	4,120	3,073,603

		5,223,685
Arizona — 1.1%
City of Phoenix Arizona IDA, ERB, Eagle College Prep Project, Series A, 5.00%, 7/01/43	1,445	1,284,070
City of Phoenix Arizona IDA, RB:
Great Hearts Academies - Veritas Project, 6.40%, 7/01/47	415	436,186
Legacy Traditional Schools, Series A, 6.50%, 7/01/34 (a)	465	516,378
Legacy Traditional Schools, Series A, 6.75%, 7/01/44 (a)	810	908,634
City of Phoenix Arizona IDA, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 10/01/14 (b)	1,000	1,000,160
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	70	66,065

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Florence Town Inc., IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	$1,375	$1,453,416
University Medical Center Corp. Arizona, RB, 6.25%, 7/01/29	180	208,924

		5,873,833
Arkansas — 0.2%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 6/01/40	750	824,573
California — 7.4%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,166,970
Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,197,960
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	301,846
California HFA, RB, S/F, Home Mortgage, Series I, AMT, 4.80%, 8/01/36	1,500	1,504,905
California Municipal Finance Authority (a)(c):
5.50%, 8/01/34	310	309,975
6.00%, 8/01/44	655	655,419
6.13%, 8/01/49	570	569,789
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT (a):
5.00%, 7/01/37	775	822,198
5.00%, 11/21/45	3,100	3,275,057
California School Finance Authority, RB, Value Schools:
6.65%, 7/01/33	295	318,712
6.90%, 7/01/43	650	707,766
California Statewide Communities Development Authority, RB, Series A:
American Baptist Homes of the West, 5.00%, 10/01/43	1,000	1,067,200
Sutter Health, 6.00%, 8/15/42	400	479,184

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	$2,575	$2,888,609
California Statewide Financing Authority, RB, Tobacco Settlement:
Series A, 6.00%, 5/01/43	2,500	2,460,225
Series B, 6.00%, 5/01/43	3,485	3,472,489
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	500	588,540
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	310	381,678
6.50%, 5/01/42	760	927,527
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	281,678
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 6/01/48	2,115	2,389,400
County of San Marcos California Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 8/01/51 (d)	4,425	736,586
Golden State Tobacco Securitization Corp., Refunding RB, 5.75%, 6/01/47	7,490	5,963,912
Lammersville School District Community Facilities District, Special Tax Bonds, District No. 2002, Mountain House, 5.13%, 9/01/35	325	332,524
State of California, GO, Various Purpose, 5.00%, 4/01/43	5,000	5,570,800
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 8/01/43 (d)	3,000	575,220
Temecula Public Financing Authority, Refunding, Special Tax Bonds, Harveston, Sub-Series B, 5.10%, 9/01/36	165	166,472

Municipal Bonds	Par (000)	Value
California (concluded)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	$1,280	$1,259,315

		40,371,956
Colorado — 1.6%
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	450,567
5.00%, 12/01/42	545	525,037
Denver Convention Center Hotel Authority, Refunding RB, Senior (Syncora), 5.00%, 12/01/30	1,175	1,207,736
Denver Health & Hospital Authority, RB, Series A:
5.00%, 12/01/39	900	964,899
5.25%, 12/01/45	1,350	1,468,665
Plaza Metropolitan District No. 1 Colorado, Refunding, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 5.00%, 12/01/40	425	436,152
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 1/15/34	1,500	1,681,605
6.00%, 1/15/41	1,000	1,115,540
Tallyn's Reach Metropolitan District No. 3, GO, Refunding, Limited Tax, 5.13%, 11/01/38	1,035	1,056,569

		8,906,770
Connecticut — 0.5%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	2,505	2,498,888
Delaware — 0.5%
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,775	2,942,333
District of Columbia — 1.4%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	310	310,729
7.50%, 1/01/39	500	500,870

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	2

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	$2,520	$2,898,454
6.75%, 5/15/40	385	383,564
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30 (d)	3,005	1,484,891
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	185	198,599
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,753,692

		7,530,799
Florida — 6.2%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 5/01/43	1,465	1,485,759
Capital Trust Agency Inc, RB:
8.25%, 1/01/44	445	474,539
8.25%, 1/01/49	950	1,011,750
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,139,160
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 5/15/44 (a)	1,490	1,623,206
County of Hillsborough Florida IDA, RB:
National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,500	1,501,785
Tampa General Hospital Project, 5.25%, 10/01/41	895	942,784
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25	1,750	1,779,680
County of Palm Beach Florida Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/33	1,500	1,610,970
County of Palm Beach Florida Health Facilities Authority, Refunding RB, 7.50%, 6/01/49	1,000	1,122,130

Municipal Bonds	Par (000)	Value
Florida (continued)
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	$2,000	$1,954,080
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 5/01/43	1,475	1,495,901
Highland Meadows Community Development District Florida, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (e)(f)	490	194,687
Jacksonville Economic Development Commission, RB, Gerdau Ameristeel U.S. Inc., AMT, 5.30%, 5/01/37	3,300	3,300,429
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Lakewood Center & New Sector Projects, 8.00%, 5/01/40	515	658,263
Martin County Health Facilities Authority, RB, 5.50%, 11/15/42	1,000	1,086,980
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/44	460	496,377
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	1,450	1,758,038
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A:
5.00%, 5/01/29	1,750	1,829,432
5.00%, 5/01/37	900	923,337
Pine Island Community Development District, RB, 5.30%, 11/01/10 (e)(f)	1,355	760,060
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (e)(f)	449	188,559
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Series A2, 0.00%, 5/01/39 (g)	40	29,295
Series A3, 0.00%, 5/01/40 (g)	90	53,707
Series A4, 0.00%, 5/01/40 (g)	50	22,086
Series A1, 6.65%, 5/01/40	140	142,831
Tolomato Community Development District, Convertible CAB (e)(f):
Series 1, 6.65%, 5/01/40	5	5,129
Series 2, 6.65%, 5/01/40	330	195,112
Series 3, 6.65%, 5/01/40	105	1

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Florida (concluded)
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 5/01/26	$640	$641,715
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 5/01/41	1,560	1,920,922
5.50%, 5/01/42	560	609,510
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,855	1,879,931

		33,838,145
Georgia — 0.4%
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	125	131,334
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 6/01/29	635	792,435
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/39	220	245,806
Private Colleges & Universities Authority, RB, 5.00%, 4/01/44 (c)	1,075	1,159,291

		2,328,866
Guam — 1.6%
Guam Government Waterworks Authority, RB, Water & Wastewater System:
5.25%, 7/01/33	910	1,014,586
5.50%, 7/01/43	1,520	1,716,825
Guam Government Waterworks Authority, Refunding RB, Water & Wastewater System, 6.00%, 7/01/15 (b)	735	767,046
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	110,006
6.75%, 11/15/29	1,650	1,851,861

Municipal Bonds	Par (000)	Value
Guam (concluded)
Territory of Guam, GO, Series A (concluded):
7.00%, 11/15/39	$2,660	$3,011,306

		8,471,630
Idaho — 0.0%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,472
Illinois — 6.5%
City of Chicago Illinois, GO, Refunding, Series A, 5.00%, 1/01/36	3,000	3,062,160
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	4,500	4,629,960
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	7,300	7,519,073
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,040	3,291,834
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,836,578
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,579,410
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	1,061,060
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,805	2,916,190
Rogers Park Montessori School Project, Series 2014, 6.00%, 2/01/34	335	341,924
6.13%, 2/01/45	790	795,783
Roosevelt University Project, 6.50%, 4/01/44	830	901,687
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,097,340
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (d)	3,455	773,920
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	700,009
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	390	457,142

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	4

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, GO:
5.00%, 2/01/39	$500	$517,700
Series A, 5.00%, 4/01/35	1,460	1,522,634
Series A, 5.00%, 4/01/38	2,190	2,265,095

		35,269,499
Indiana — 1.4%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A:
7.13%, 11/15/42	1,500	1,625,160
7.13%, 11/15/47	1,500	1,620,135
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	525	594,631
7.00%, 1/01/44	1,270	1,441,081
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 7/01/44	370	390,498
5.00%, 7/01/48	1,230	1,292,902
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/39	725	750,397

		7,714,804
Iowa — 3.4%
Iowa Finance Authority, Refunding RB:
Development, Care Initiatives Project, Series A, 5.00%, 7/01/19	500	517,490
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	3,295	3,480,673
Sunrise Retirement Community Project, 5.50%, 9/01/37	890	877,415
Sunrise Retirement Community Project, 5.75%, 9/01/43	1,385	1,393,227
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Senior Series A-1, 5.00%, 12/01/21	3,900	4,231,383
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, CAB, Series B, 5.60%, 6/01/34	1,200	1,060,692
Asset-Backed, Series C, 5.50%, 6/01/42	2,000	1,671,720

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Tobacco Settlement Authority, Refunding RB (concluded):
Asset-Backed, Series C, 5.63%, 6/01/46	$3,345	$2,798,293
Series C, 5.38%, 6/01/38	3,075	2,536,445

		18,567,338
Kentucky — 0.7%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (d)	250	176,297
Kentucky Public Transportation Infrastructure Authority, RB, 6.00%, 7/01/53	3,000	3,429,540

		3,605,837
Louisiana — 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	1,630	1,878,542
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	721,439
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	1,905	2,006,517
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 5/15/35	3,910	4,176,858

		8,783,356
Maine — 0.2%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,188,714
Maryland — 1.0%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	750	843,420
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	1,910	2,108,029

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Maryland (concluded)
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	$500	$478,610
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,609,860
Transportation Facilities Project, Series A, 5.75%, 6/01/35	265	284,408

		5,324,327
Massachusetts — 1.4%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	395,965
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39	353	286,163
Linden Ponds, Inc. Facility, Series A-2, 5.50%, 11/15/46	19	13,090
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56 (d)	94	412
North Hill Communities Issue, Series A, 6.50%, 11/15/43	1,480	1,546,082
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	3,000	3,074,460
Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	1,500	1,505,955
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	602,009

		7,424,136
Michigan — 1.7%
City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax (e)(f):
Series A-1, 5.00%, 4/01/16	350	98,035
Series A-2, 8.00%, 4/01/15	1,715	480,371
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,660	1,771,950

Municipal Bonds	Par (000)	Value
Michigan (concluded)
County of Monroe Michigan Hospital Finance Authority, Refunding RB, Mercy Memorial Hospital Corp. Obligation, 5.50%, 6/01/35	$1,565	$1,613,703
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	1,026,880
Michigan Finance Authority, RB, Senior Lien:
C-1, 5.00%, 7/01/44	800	837,072
Series 2014 C-2, AMT, 5.00%, 7/01/44	350	358,330
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	915	1,173,936
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,710	1,877,221

		9,237,498
Minnesota — 0.1%
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 9/01/42	500	557,600
Missouri — 0.9%
City of Kansas Missouri, Tax Allocation Bonds, Kansas City MainCor Project, Series A, 5.25%, 3/01/18 (h)	400	435,456
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/39	435	500,320
Lees Summit Industrial Development Authority, RB, 5.25%, 8/15/39	1,890	1,904,364
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,244,660

		5,084,800
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	780	833,563
Nevada — 0.3%
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	20	20,196

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	6

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain's Edge:
4.00%, 8/01/22	$815	$828,138
4.00%, 8/01/23	510	510,796

		1,359,130
New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	435	496,687
New Jersey — 4.0%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, AMT, 5.00%, 12/01/24	1,500	1,662,465
New Jersey EDA, RB:
AMT, Series A, 10.50%, 6/01/32 (a)(e)(f)	1,660	911,639
Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,965	2,082,192
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	840	879,337
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	3,000	3,615,180
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,360	1,487,378
Team Academy Charter School Project, 6.00%, 10/01/43	970	1,085,876
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Joseph's Healthcare System, 6.63%, 7/01/38	725	789,989
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	5,885	5,806,965

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A (concluded):
5.00%, 6/01/29	$3,730	$3,193,365

		21,514,386
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	2,030	1,885,667
New York — 9.0%
Build New York City Resource Corp., RB, South Bronx Charter School for International Cultures and the Arts Project, Series A, 5.00%, 4/15/43	2,750	2,684,577
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 8.00%, 8/01/28 (i)	235	258,808
British Airways PLC Project, 7.63%, 12/01/32	1,500	1,508,070
City of New York New York Industrial Development Agency, RB:
JetBlue Airways Corp. Project, AMT, 5.13%, 5/15/30	1,750	1,750,157
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	2,000	2,046,460
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series CC, 5.00%, 6/15/47	8,535	9,427,761
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	3,115	3,399,057
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,552	1,704,267
County of Westchester New York Local Development Corp., RB, Pace University, Series A, 5.50%, 5/01/42	2,000	2,207,180
Dutchess County Industrial Development Agency, Refunding RB, 5.00%, 8/01/46	5,000	5,024,600

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (concluded)
New York Counties Tobacco Trust II, RB, 5.75%, 6/01/43	$2,905	$2,842,078
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	375	422,782
New York State Dormitory Authority, Refunding RB, 5.00%, 9/01/38	2,500	2,472,375
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	3,895	3,984,351
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project, 5.00%, 7/01/42	1,220	1,226,137
Rensselaer Tobacco Asset Securitization Corp., RB, Asset-Backed, Series A, 5.75%, 6/01/43	2,500	2,490,725
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	690	684,570
TSASC Inc, Refunding RB, 5.00%, 6/01/26	5,000	4,879,650

		49,013,605
North Carolina — 0.8%
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	3,055	3,429,360
Carolina Village Project, 6.00%, 4/01/38	1,000	1,055,400

		4,484,760
North Dakota — 0.3%
City of Williston North Dakota, RB, Eagle Crest Apartments LLC Project, 7.75%, 9/01/38	1,345	1,413,703
Ohio — 0.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed Bonds, Series A-2, 5.75%, 6/01/34	4,460	3,547,127

Municipal Bonds	Par (000)	Value
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Refunding RB, Inverness Village Community, 6.00%, 1/01/32	$695	$721,792
Oregon — 1.0%
City of Forest Grove Oregon, Refunding RB, Pacific University Project, Series A:
4.50%, 5/01/29	1,000	1,073,680
5.00%, 5/01/40	1,570	1,709,291
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB:
5.40%, 10/01/44	1,145	1,184,720
5.50%, 10/01/49	1,620	1,672,925

		5,640,616
Pennsylvania — 4.4%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	1,185	1,250,732
5.00%, 5/01/42	2,730	2,863,306
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/36	3,000	3,180,330
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	2,680	2,934,118
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	835	871,122
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 7/01/32	2,095	2,117,877
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	1,345	1,455,357
East Hempfield Township Industrial Development Authority, RB:
5.00%, 7/01/34	1,000	1,054,400
5.00%, 7/01/46	1,750	1,816,938

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	8

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB:
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	$2,200	$2,200,968
US Airways Group, Series A, 7.50%, 5/01/20	1,200	1,402,452
Township of East Hempfield IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/45	2,600	2,691,104

		23,838,704
Puerto Rico — 0.6%
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 7/01/35	4,000	3,520,080
Rhode Island — 0.3%
Tobacco Settlement Financing Corp., RB, Asset-Backed, Series A, 6.25%, 6/01/42	1,360	1,356,831
South Carolina — 1.1%
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54 (a)	5,070	5,713,586
Texas — 6.9%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (e)(f)	750	67,500
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 1/01/28 (d)	3,000	1,656,930
CAB, 0.00%, 1/01/29 (d)	500	262,220
CAB, 0.00%, 1/01/30 (d)	1,330	660,691
CAB, 0.00%, 1/01/31 (d)	4,000	1,882,960
Senior Lien, 5.75%, 1/01/25 (d)	250	278,730
Senior Lien, 6.25%, 1/01/46	765	878,243
Sub-Lien, 5.00%, 1/01/42	265	275,979
City of Houston Texas Airport System, RB, Special Facilities, Continental Airlines, Inc., AMT, Series A, 6.63%, 7/15/38	1,110	1,246,619
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	120	136,134
United Airlines, Inc. Terminal E Project, AMT, 4.75%, 7/01/24	1,250	1,305,900

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, Refunding ARB (concluded):
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	$1,000	$1,032,670
Clifton Higher Education Finance Corp., ERB, Idea Public Schools:
5.50%, 8/15/31	255	282,790
5.75%, 8/15/41	280	313,827
5.00%, 8/15/42	1,310	1,399,421
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A, 4.40%, 12/01/47	590	578,855
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/45	1,320	1,459,960
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 1/01/38	510	509,959
5.00%, 1/01/43	520	512,985
5.13%, 1/01/48	1,535	1,507,216
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (d)	350	78,666
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	290	332,650
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Series A:
CC Young Memorial Home, 8.00%, 2/15/38	330	368,234
Senior Living Center Project, 8.25%, 11/15/44	800	767,408
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/36	1,500	1,544,715
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 1/01/46	1,920	2,081,395

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	9

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Texas (continued)
Danbury Higher Education Authority, Inc., RB, A.W. Brown Fellowship Charter, Series A (ACA), 5.00%, 8/15/16 (b)	$355	$385,232
Decatur Hospital Authority, Refunding RB:
5.00%, 9/01/34	195	201,716
5.25%, 9/01/44	635	657,822
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., Series A, 6.50%, 5/15/31	1,000	1,197,210
Mesquite Health Facility Development Corp., Refunding RB, 5.13%, 2/15/42	690	692,760
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 4/01/36	890	1,003,813
6.00%, 4/01/45	1,355	1,530,987
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (d)	725	237,619
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	1,150	1,212,629
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42	1,330	1,256,916
Wichita Falls Retirement Foundation, 5.13%, 1/01/41	600	583,290
State of Texas Turnpike Authority, RB, CAB (AMBAC), 0.00%, 8/15/30 (d)	5,200	2,020,616
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,000	1,202,430
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,740	2,054,679

Municipal Bonds	Par (000)	Value
Texas (concluded)
Town of Flower Mound Texas, Special Assessment Bonds, 6.50%, 9/01/36	$1,500	$1,545,045

		37,205,421
Utah — 0.6%
State of Utah Charter School Finance Authority, RB, Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000	1,057,770
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,184,009

		3,241,779
Virginia — 3.8%
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.13%, 10/01/37	1,800	1,861,920
Goodwin House, Inc., 5.13%, 10/01/42	1,185	1,221,012
Vinson Hall LLC, Series A, 5.00%, 12/01/42	970	995,773
Vinson Hall LLC, Series A, 5.00%, 12/01/47	1,265	1,297,207
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 7/01/42	2,000	2,015,180
Residential Care Facility, 5.00%, 7/01/47	1,015	1,021,811
County of York Virginia EDA, Refunding RB, Series A, 1.88%, 5/01/33 (i)	2,945	3,009,819
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 3/01/26	515	589,912
6.88%, 3/01/36	450	519,012
Virginia Small Business Financing Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings OpCo LLC Project, 6.00%, 1/01/37	4,095	4,622,927

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	10

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, AMT (concluded):
Express Lanes LLC, 5.00%, 7/01/34	$3,300	$3,457,080

		20,611,653
Washington — 0.3%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	586,164
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	1,005	1,042,808

		1,628,972
Wisconsin — 1.4%
Public Finance Authority, RB:
5.38%, 7/01/34	1,000	1,028,970
5.63%, 7/01/44	2,000	2,058,040
Series A, 5.75%, 11/15/44	380	390,093
Series A, 6.00%, 11/15/49	235	244,945
Public Finance Authority, Refunding RB, Senior Obligated Group, Series B, AMT, 5.00%, 7/01/42	1,500	1,531,785
Wisconsin Health & Educational Facilities Authority, Refunding RB:
5.50%, 5/01/34	875	900,567
5.75%, 5/01/39	1,065	1,094,554
St. Johns Communities, Inc., Series A, 7.25%, 9/15/29	75	88,399
St. Johns Communities, Inc., Series A, 7.63%, 9/15/39	145	172,588

		7,509,941

Total Municipal Bonds — 78.6%		426,286,920

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)
California — 0.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44 (b)	480	578,778

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)	Par (000)	Value
California (concluded)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	$1,679	$1,894,058

		2,472,836
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 1/01/40	5,595	6,064,029
District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (k)	940	1,095,329
Florida — 0.7%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,500	3,952,273
Illinois — 1.2%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A (NPFGC), 5.00%, 1/01/33 (k)	3,495	3,668,561
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,480	2,859,093

		6,527,654
New York — 4.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series EE, 5.50%, 6/15/43	3,795	4,481,174
Series HH, 5.00%, 6/15/31 (k)	3,015	3,414,784
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	1,720	1,984,565
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,725	8,705,071

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	11

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (k)	$2,520	$2,898,706

		21,484,300
Ohio — 0.4%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	2,010	2,244,519
South Carolina — 0.2%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.50%, 7/01/39	999	1,025,017
Virginia — 0.5%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,705,572
Washington — 0.6%
City of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	2,999	3,310,122
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., Obligated Group, Series C, 5.25%, 4/01/39 (k)	2,179	2,367,160

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)		Value

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 9.8%		$53,248,811

Total Long-Term Investments (Cost — $453,267,548) — 88.4%		479,535,731

Short-Term Securities (l)	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (m)	89,329,802	89,329,802

Total Short-Term Securities (Cost — $89,329,802) — 16.5%		89,329,802

Total Investments (Cost — $542,597,350*) — 104.9%		568,865,533
Other Assets Less Liabilities — 0.4%		2,176,596
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.3%)		(28,907,331)

Net Assets — 100.0%		$542,134,798

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$513,621,010

Gross unrealized appreciation		$31,633,510
Gross unrealized depreciation		(5,289,819)

Net unrealized appreciation		$26,343,691

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Robert W. Baird & Co., Inc.	$1,535,183	$183
Wells Fargo Securities LLC	$1,159,291	$17,501

(d)	Zero-coupon bond.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	12

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

(h)	Security is collateralized by municipal or U.S. Treasury obligations.
(i)	Variable rate security. Rate shown is as of report date.
(j)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(k)

All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire on

January 1, 2015 to November 15, 2019 is $8,633,909.

(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2014	Net Activity	Shares Held at September 30, 2014	Income
FFI Institutional Tax-Exempt Fund	34,830,577	54,499,225	89,329,802	$ 2,645

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
Radian	Radian Guaranty, Inc.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:
Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(359)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	USD 44,745,984	$352,888

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	13

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative fianncial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access.

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$479,535,731	—	$479,535,731
Short-Term Securities	$89,329,802	—	—	89,329,802
Total	$89,329,802	$479,535,731	—	$568,865,533

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$352,888	—	—	$352,888

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	14

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$491,000	—	—	$491,000
Liabilities:
Bank overdraft	—	$(6,231)	—	(6,231)
TOB trust certificates	—	(28,900,832)	—	(28,900,832)
Total	$491,000	$(28,907,063)	—	$(28,416,063)

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	15

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Alabama — 0.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children's Hospital (AGC), 6.00%, 6/01/39	$15,955	$18,635,600
Courtland IDB Alabama, Refunding RB, International Paper Co., Series B, AMT, 6.25%, 8/01/25	750	750,750
Prattville IDB Alabama, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,817,913
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	15,945	18,581,027

		41,785,290
Alaska — 0.2%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/28	2,000	2,409,060
6.00%, 9/01/32	5,250	6,265,298

		8,674,358
Arizona — 2.9%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	225	228,886
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.88%, 7/01/44	3,440	3,804,365
Legacy Traditional Schools, Series A, 6.50%, 7/01/34 (a)	2,000	2,220,980
Legacy Traditional Schools, Series A, 6.75%, 7/01/44 (a)	3,500	3,926,195
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,100	1,981,959
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/38	1,200	1,332,900
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	503,280
Salt River Project Agricultural Improvement & Power District, RB, Series A:
5.00%, 1/01/37	98,935	103,151,609

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Salt River Project Agricultural Improvement & Power District, RB, Series A (concluded):
5.00%, 1/01/38	$3,990	$4,368,970
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	13,700	14,317,048
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	2,760	2,767,949
5.75%, 7/15/24	2,125	2,162,910

		140,767,051
California — 16.9%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	11,525	13,424,550
Anaheim Public Financing Authority, RB, 2nd Lien (BHAC), 5.00%, 10/01/34	10,995	11,033,483
California Health Facilities Financing Authority, RB:
Catholic Healthcare West, Series J, 5.63%, 7/01/32	10,000	10,310,800
Sutter Health, Series A, 5.25%, 11/15/46	10,500	11,313,435
Sutter Health, Series B, 6.00%, 8/15/42	21,340	25,564,466
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	5,110	5,123,337
Catholic Healthcare West, Series A, 6.00%, 7/01/39	26,655	30,361,111
Stanford Hospital, Series A-3, 5.50%, 11/15/40	10,645	12,497,017
California Statewide Communities Development Authority, RB, Series A:
Kaiser Permanente, 5.00%, 4/01/42	50,000	54,747,000
Sutter Health, 6.00%, 8/15/42	10,190	12,207,212
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,915	3,234,047
Series E, 5.50%, 7/01/31	1,920	2,130,701

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	1

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (continued)
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	$24,300	$28,982,124
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/21	8,220	9,376,307
2nd Series 34E (AGM), 5.75%, 5/01/23	17,000	19,302,310
2nd Series A, 5.25%, 5/01/33	2,475	2,809,447
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	5,850	6,885,918
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	40,000	45,021,600
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E:
6.00%, 9/01/34	4,890	5,812,890
6.00%, 9/01/39	9,450	11,184,831
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	6,530	7,120,051
Series A-1, 5.75%, 3/01/34	7,010	7,927,469
Series A-1, 6.25%, 3/01/34	5,250	6,126,540
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,510	1,859,142
6.50%, 5/01/42	5,130	6,260,806
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,707,100
County of Alameda & City of Oakland California, GO, Election of 2012, 6.63%, 8/01/38	3,750	4,633,988
County of Orange California Sanitation District, COP:
Series A, 5.00%, 2/01/35	10,000	11,355,200
Series B (AGM), 5.00%, 2/01/37	25,000	27,123,000
County of Orange California Water District, COP, Refunding:
5.00%, 8/15/39	15,000	17,161,950
5.00%, 8/15/41	7,110	8,120,544

Municipal Bonds	Par (000)	Value
California (continued)
County of Sacramento California, RB, Subordinated & Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	$16,945	$19,516,065
6.00%, 7/01/41	13,280	15,294,974
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,500	5,002,335
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	12,830	15,511,470
5.50%, 3/01/41	26,390	30,087,503
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.38%, 9/01/35	26,315	31,284,851
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	8,025,503
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	3,500	4,251,275
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 1/01/39	10,000	11,291,000
Series A, 5.00%, 7/01/37	10,000	11,060,300
Series B, 5.00%, 7/01/35	13,170	13,987,857
Modesto Irrigation District, COP, Capital Improvements, Series A, 6.00%, 10/01/39	11,755	13,604,179
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT:
5.00%, 5/01/27	12,480	14,207,482
5.00%, 5/01/31	12,750	14,220,967
South San Francisco Unified School District, GO, Series G, 3.50%, 7/01/18	19,205	21,088,242
State of California, GO, Various Purposes:
6.50%, 4/01/33	35,000	42,763,000
6.00%, 4/01/38	33,925	40,548,178
State of California Public Works Board, LRB:
Various Capital Project, Sub-Series I-1, 6.38%, 11/01/34	11,680	14,388,125

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	2

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (concluded)
State of California Public Works Board, LRB (concluded):
Various Capital Projects, Sub-Series A-1, 6.00%, 3/01/35	$14,125	$16,812,987
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/29	10,000	12,214,300
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	19,355	23,015,418
University of California, RB, Series O, 5.75%, 5/15/34	1,450	1,709,550

		810,603,937
Colorado — 0.1%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,385	5,104,886
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	1,580	1,813,666

		6,918,552
Connecticut — 1.7%
State of Connecticut Health & Educational Facility Authority, RB, Series A, 0.80%, 7/01/48 (b)	30,000	30,071,100
State of Connecticut Health & Educational Facility Authority, Refunding RB, Series B, 0.65%, 7/01/49 (b)	50,000	50,118,500

		80,189,600
Delaware — 0.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	31,500	34,975,395
District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	24,214,724
District of Columbia Water & Sewer Authority, Refunding RB, Series A:
6.00%, 10/01/35	12,630	14,720,265
5.50%, 10/01/39	7,475	8,462,747

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	$5,765	$6,279,526

		53,677,262
Florida — 5.1%
Anthem Park Community Development District, Special Assessment Bonds, 5.80%, 5/01/36 (c)(d)	1,240	1,240,496
City of State Augustine, RB, 5.75%, 10/01/41	1,000	1,152,750
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	8,471,700
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,889,897
County of Hillsborough Florida IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	6,000	6,046,920
Series B, 7.13%, 4/01/30	7,750	7,759,222
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	9,300	10,938,939
Series B-1, 5.75%, 7/01/33	2,400	2,748,120
Series B-1, 6.00%, 7/01/38	30,000	34,646,400
County of Miami-Dade Florida, RB, Seaport, Series A, 5.50%, 10/01/42	5,375	6,114,492
County of Miami-Dade Florida, Refunding ARB, Miami International Airport, Series A, AMT, (AGC):
5.50%, 10/01/26	7,000	7,959,770
5.50%, 10/01/27	5,495	6,185,172
County of Miami-Dade Florida, Refunding RB, Water & Sewer Systems, Series C, 6.00%, 10/01/23	25,000	29,435,250
County of Miami-Dade Florida Seaport Department, RB:
Series A, 6.00%, 10/01/38	6,175	7,405,863
Series B, AMT, 6.25%, 10/01/38	5,000	5,985,650

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	3

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida Housing Finance Corp., Refunding RB, S/F Housing, Homeowner Mortgage, Series 1 (Ginnie Mae), AMT, 6.00%, 7/01/39	$1,720	$1,854,882
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 6/01/27	10,000	11,303,400
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	900	902,943
Highland Meadows Community Development District Florida, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (c)(d)	1,090	433,079
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	10,525	11,834,310
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	14,350	17,398,514
State of Florida, GO, Board of Education, Series A:
5.38%, 6/01/33	3,950	4,514,771
5.50%, 6/01/38	4,790	5,496,094
State of Florida, RB, Board of Education Lottery Revenue, Series A, 5.75%, 7/01/28	3,890	4,573,979
State of Florida Turnpike Authority, RB, Series B, 5.00%, 7/01/40	35,720	41,364,474
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (c)(d)	160	102,501
Watergrass Community Development District Florida, Special Assessment Bonds, Series B, 6.96%, 11/01/17	355	336,789

		242,096,377
Georgia — 1.8%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	30,000	36,080,400
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	2,000	2,175,100

Municipal Bonds	Par (000)	Value
Georgia (concluded)
County of Richmond Georgia Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	$3,625	$4,094,655
County of Rockdale Georgia Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,129,200
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Sub-Series D, 6.00%, 1/01/23	10,000	11,733,500
Series EE (AMBAC), 7.00%, 1/01/25	20,000	27,526,400

		86,739,255
Illinois — 6.1%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	1,004,380
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series B-2, AMT (NPFGC), 6.00%, 1/01/27	2,125	2,134,648
Series B-2, AMT (Syncora), 6.00%, 1/01/29	40,905	41,080,483
Series C, 6.50%, 1/01/41	24,835	30,038,429
City of Chicago Illinois, Refunding GARB, O'Hare International Airport, Senior Lien, Series C, AMT, 5.50%, 1/01/34	5,380	6,099,790
City of Chicago Illinois Transit Authority, RB, Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	15,000	16,891,650
City of Chicago Illinois Wastewater Transmission, RB, Series A (BHAC), 5.50%, 1/01/38	3,000	3,324,960
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.25%, 11/01/33	5,000	5,483,500
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	7,020	8,154,502
Carle Foundation, Series A, 6.00%, 8/15/41	6,500	7,467,915
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	3,675	4,236,761

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	4

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB (concluded):
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	$735	$736,147
DePaul University, Series A, 6.13%, 10/01/40	11,735	13,777,711
Memorial Health System, Series A, 5.25%, 7/01/44	8,370	9,033,071
Rush University Medical Center, Series B, 7.25%, 11/01/30	5,280	6,311,818
Rush University Medical Center, Series C, 6.38%, 11/01/29	2,860	3,319,802
University of Chicago, Series B, 6.25%, 7/01/18 (e)	25,035	30,058,523
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	4,205	4,743,871
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	29,905	35,009,185
OSF Healthcare System, Series A, 7.00%, 11/17/14 (e)	3,335	3,364,815
OSF Healthcare System, Series A, 7.13%, 11/17/14 (e)	1,970	1,987,927
OSF Healthcare System, Series A, 6.00%, 5/15/39	11,515	13,029,338
Roosevelt University Project, 6.50%, 4/01/39	8,000	8,717,120
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/30	6,900	8,248,398
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,865	16,251,998
University of Illinois, RB, Series A, 5.75%, 4/01/38	275	316,478
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,015,100
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,215	1,216,361

		292,054,681
Municipal Bonds	Par (000)	Value
Indiana — 3.9%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	$3,870	$4,383,278
7.00%, 1/01/44	7,330	8,317,424
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	17,500	19,860,050
Indiana Finance Authority, Refunding RB:
Duke Energy Indiana Project, Series B, 6.00%, 8/01/39	11,000	12,608,090
Parkview Health System, Series A, 5.75%, 5/01/31	1,570	1,771,604
Trinity Health, Series A, 5.63%, 12/01/38	12,000	13,895,760
U.S. Steel Corp. Project, 6.00%, 12/01/26	105	114,855
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	19,620	22,518,463
Indianapolis Local Public Improvement Bond Bank, RB, Pilot Infrastructure Project, Series F, 5.00%, 1/01/35	23,550	25,978,711
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	12,800	14,429,312
(AGC), 5.50%, 1/01/38	56,725	63,988,069

		187,865,616
Iowa — 1.8%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	17,250	19,887,007
Series A (AGC), 5.63%, 8/15/37	5,600	6,422,024
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	35,000	36,972,250
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.40%, 12/01/24	11,735	12,680,254
5.50%, 12/01/25	7,775	8,418,226

		84,379,761
Kansas — 0.0%
Counties of Sedgwick & Shawnee Kansas, RB, AMT (Ginnie Mae), 6.95%, 6/01/29	320	337,507

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	5

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Louisiana — 1.8%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	$1,370	$1,572,390
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	7,080	7,935,689
Series A, 6.50%, 8/01/29	11,195	13,082,029
Series A-1, 6.50%, 11/01/35	17,185	19,805,369
State of Louisiana Gasoline & Fuels Tax, Refunding RB, 2nd Lien, Series B (b):
0.58%, 5/01/43	32,000	32,038,080
0.66%, 5/01/43	10,000	10,040,000

		84,473,557
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	12,365	14,432,799
6.95%, 7/01/41	2,235	2,499,043

		16,931,842
Maryland — 0.8%
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	3,785	4,605,474
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	11,000	12,177,000
State of Maryland, GO, Series A, 4.15%, 3/01/16 (e)	21,880	23,075,961

		39,858,435
Massachusetts — 3.6%
Commonwealth of Massachusetts, GO, 0.34%, 8/01/43 (b)	35,000	34,974,800
Massachusetts Development Finance Agency, RB, Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	1,375	1,555,579
Massachusetts Health & Educational Facilities Authority, RB, Series N, 5.00%, 7/01/17 (e)	31,000	34,736,120
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Harvard University, Series A, 5.50%, 11/15/36	$69,710	$81,500,052
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	4,585	5,074,678
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/15 (e)	10,000	10,423,000
Massachusetts Water Resources Authority, Refunding RB, Series C, 5.25%, 8/01/42	5,000	5,710,350

		173,974,579
Michigan — 1.4%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	6,485	7,581,289
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	12,455	14,459,383
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series V, 8.25%, 9/01/18 (e)	18,130	23,260,609
Series W, 6.00%, 8/01/39	5,145	5,849,659
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	7,500	8,779,725
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	1,435	1,527,414
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	4,285	4,704,030

		66,162,109
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/32	5,940	7,041,989
Series B (AGC), 6.50%, 11/15/38	17,970	21,197,053

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	6

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Minnesota (concluded)
County of Ramsey Minnesota Housing & Redevelopment Authority, RB, Hanover Townhouses Project, M/F Housing, AMT, 6.00%, 7/01/31	$1,110	$1,111,598

		29,350,640
Mississippi — 0.0%
County of Warren Mississippi, RB, International Paper Co. Project, Series A, 6.50%, 9/01/32	1,500	1,681,170
Missouri — 0.0%
City of St. Louis Missouri, RB, Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	1,175	1,341,239
Nevada — 2.5%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	12,925	15,115,012
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	51,700	60,783,690
County of Clark Nevada Water Reclamation District, GO, Series B:
5.75%, 7/01/34	3,125	3,695,000
5.75%, 7/01/38	32,685	38,613,732

		118,207,434
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	15,590	17,800,818
New Jersey — 5.8%
County Cape May New Jersey Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	5,000	6,146,900
County of Monmouth New Jersey Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/38	3,600	4,193,100
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	26,500	27,019,400
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	$8,280	$9,315,580
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (e):
7.13%, 6/01/19	2,870	3,661,374
7.50%, 6/01/19	9,200	11,893,576
New Jersey Health Care Facilities Financing Authority, Refunding RB, AHS Hospital Corp.:
6.00%, 7/01/37	1,200	1,424,160
6.00%, 7/01/41	30,685	36,211,062
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.75%, 12/01/27	500	568,890
5.75%, 12/01/28	450	510,633
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA:
6.38%, 10/01/28	630	655,981
6.50%, 10/01/38	1,035	1,076,462
New Jersey State Turnpike Authority, Refunding RB (b):
Series D, 0.57%, 1/01/22	17,000	17,045,220
Series D, 0.66%, 1/01/23	17,000	17,063,410
Series D, 0.72%, 1/01/24	15,000	15,059,700
Series E, 0.57%, 1/01/22	12,000	12,031,920
Series E, 0.66%, 1/01/23	10,000	10,037,700
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	34,760	39,131,765
Transportation System, Series A, 5.13%, 6/15/28	5,000	5,554,400
Transportation System, Series A, 5.13%, 6/15/29	12,875	14,261,637
Transportation System, Series A, 5.88%, 12/15/38	14,255	16,614,060
Transportation System, Series B, 5.25%, 6/15/36	25,000	27,469,000

		276,945,930
New Mexico — 0.3%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 2/01/27	250	302,528

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	7

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Mexico (concluded)
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series B, 0.86%, 11/01/39 (b)	$15,000	$15,101,400

		15,403,928
New York — 7.1%
City of New York New York, GO:
0.62%, 8/01/27 (b)	39,000	39,090,090
Series E-1, 6.25%, 10/15/28	10,100	12,054,855
City of New York New York Housing Development Corp., RB, M/F Housing, Series M:
6.50%, 11/01/28	4,300	4,802,627
6.88%, 11/01/38	7,785	8,568,327
City of New York New York Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	9,800	10,969,826
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series EE, 5.38%, 6/15/43	7,125	8,348,647
Long Island Power Authority, Refunding RB, Electric System, Series A, 6.00%, 5/01/33	49,450	58,163,584
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	33,035	37,821,771
Series C, 6.50%, 11/15/28	22,665	27,540,015
Series D, 5.25%, 11/15/41	12,700	14,286,230
Metropolitan Transportation Authority, Refunding RB, Sub-Series B (AGM), 0.71%, 11/01/32 (b)	20,000	20,054,600
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	5,000	5,114,700
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	4,695	5,324,553
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC):
5.25%, 10/15/27	13,935	13,964,682
5.00%, 10/15/32	20,000	20,040,400
Municipal Bonds	Par (000)	Value
New York (concluded)
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	$19,270	$22,520,271
State of New York Dormitory Authority, RB, Columbia University, 5.00%, 7/01/38	21,400	23,998,174
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	5,715	6,637,973

		339,301,325
North Carolina — 0.1%
County of Columbus North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,388,680
Ohio — 0.9%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	500	598,585
6.50%, 11/15/37	12,140	14,934,506
6.00%, 11/15/41	4,400	5,234,724
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 5/01/34	10,595	12,135,513
State of Ohio, RB, Cleveland Health Clinic, 5.50%, 1/01/34	1,000	1,124,580
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	10,195	11,386,286

		45,414,194
Oregon — 0.0%
City of Portland Oregon, M/F HRB, Lovejoy Station Apartments Project, AMT (NPFGC), 5.90%, 7/01/23	390	390,889
Pennsylvania — 1.9%
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (f)	3,110	3,685,039
County of Allegheny Pennsylvania IDA, Refunding RB, Environmental Improvement, U.S. Steel Corp. Project:
6.75%, 11/01/24	5,785	6,594,842
6.75%, 12/01/27	5,000	5,661,200
6.88%, 5/01/30	5,000	5,722,200

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	8

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	$10,575	$11,577,721
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A:
6.00%, 6/01/29	12,555	14,631,848
6.00%, 6/01/36	3,300	3,809,058
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.25%, 7/01/26	1,160	1,222,512
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	2,455	2,656,433
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	3,475	4,067,453
Pennsylvania Turnpike Commission, RB:
5.25%, 6/01/39	24,900	27,743,580
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	1,195	1,412,813

		88,784,699
South Carolina — 0.8%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM):
6.50%, 8/01/39	4,455	5,181,655
6.25%, 8/01/34	1,525	1,764,882
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A:
5.50%, 12/01/33	6,465	7,554,288
5.50%, 1/01/38	2,390	2,725,150
5.75%, 12/01/43	19,875	23,355,709

		40,581,684
Texas — 10.2%
City of Houston Texas Utility System, Refunding RB, Series A, 1st Lien:
5.25%, 11/15/30	24,305	28,729,239
Combined (AGC), 6.00%, 11/15/35	32,350	38,657,927
Combined (AGC), 5.38%, 11/15/38	5,000	5,706,650
Municipal Bonds	Par (000)	Value
Texas (continued)
City of San Antonio Texas Water System, Refunding RB, Junior Lien, 0.44%, 5/01/44 (b)	$23,000	$23,135,010
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
6.38%, 1/01/33	465	533,490
7.00%, 1/01/43	1,075	1,239,239
7.00%, 1/01/48	2,625	3,006,754
County of Lamar Texas Consolidated, GO, Series A (ISD/PSF-GTD), 2.00%, 8/15/47 (b)	70,000	71,861,300
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	9,775	11,212,609
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	50,000	59,928,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26	2,200	2,289,584
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/30	6,085	7,212,976
North East Independent School District, GO, (PSF-GTD), 2.00%, 8/01/44 (b)	51,300	52,326,000
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,872,759
North Texas Tollway Authority, Refunding RB:
1st Tier System, 6.00%, 1/01/34	11,490	13,512,929
1st Tier System, 0.84%, 1/01/50 (b)	15,000	14,999,700
1st Tier System, Series A, 6.00%, 1/01/28	1,000	1,172,970
1st Tier System, Series A (NPFGC), 5.75%, 1/01/40	7,720	8,627,023
1st Tier System, Series B (NPFGC), 5.75%, 1/01/40	9,870	11,029,626
1st Tier System, Series K-2 (AGC), 6.00%, 1/01/38	2,245	2,603,324

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	9

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB (concluded):
2nd Tier System, Series F, 6.13%, 1/01/31	$25,615	$27,009,993
Port of Bay City Authority Texas, RB, Hoechst Celanese Corp. Project, AMT, 6.50%, 5/01/26	4,000	4,019,200
State of Texas Transportation Commission State Highway Fund, RB, 1st Tier System, Series B, 0.39%, 4/01/32 (b)	36,000	36,094,680
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	24,695	29,694,009
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	23,000	27,159,550

		487,634,541
Utah — 2.4%
City of Salt Lake Utah, Refunding RB, IHC Hospital, Inc., Series A, 8.13%, 5/15/15 (f)	5	5,213
County of Utah Utah, RB:
IHC Health Services, Inc., 5.00%, 5/15/43	70,000	77,597,800
Series A, 5.00%, 5/15/45	31,500	35,995,680

		113,598,693
Virginia — 1.4%
City of Winchester Virginia IDA, Refunding RB, Valley Health (BHAC) (AMBAC), 5.25%, 1/01/37	31,970	34,437,764
Virginia HDA, RB, M/F Housing, Rental Housing, Series A, 5.25%, 5/01/41	2,865	3,059,849
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	28,085	31,705,718

		69,203,331
Municipal Bonds	Par (000)	Value
Washington — 1.3%
City of Seattle Washington Housing Authority, RB, M/F Housing, Newholly Project, AMT, 6.25%, 12/01/35	$2,750	$2,752,090
Washington Health Care Facilities Authority, RB:
Catholic Health Initiatives, Series A, 5.75%, 1/01/45	21,355	24,475,393
MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,000	2,296,560
Swedish Health Services, Series A, 6.75%, 5/15/21 (e)	16,000	21,143,520
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,000	11,660,200

		62,327,763
Wisconsin — 0.2%
City of Superior Wisconsin, Refunding RB, Midwest Energy Resources, Series E (NPFCG), 6.90%, 8/01/21	7,000	9,038,750
Total Municipal Bonds — 87.1%		4,172,860,872

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
Arizona — 1.9%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	30,000	33,254,700
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	54,015	59,144,985

		92,399,685
Arkansas — 0.5%
University of Arkansas, RB, Various Facilities, UAMS Campus (NPFGC), 5.00%, 3/01/36	21,290	22,354,926
California — 3.1%
City & County of San Francisco California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	23,000	26,435,280
County of Orange California, ARB, Series B, 5.25%, 7/01/34	13,045	14,441,149

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	10

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
California (concluded)
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	$27,500	$30,109,200
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 7/01/35	13,375	15,299,642
San Diego Community College District California, GO, Election of 2006 (AGM), 5.00%, 8/01/32	18,000	19,850,040
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.38%, 8/01/34	15,000	17,506,200
University of California, RB, General, Series O, 5.25%, 5/15/39	20,695	23,971,180

		147,612,691
Florida — 2.8%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	10,000	10,940,500
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	6,300	7,084,067
State of Florida, GO, Board of Education:
Capital Outlay, Series E, 5.00%, 6/01/37	39,730	44,993,430
Series C, 5.00%, 6/01/37	65,545	72,257,961

		135,275,958
Illinois — 0.4%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	15,600	17,984,616
Indiana — 0.7%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	31,460	34,387,038
Louisiana — 0.3%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	11,950	12,841,351
Massachusetts — 0.2%
Massachusetts School Building Authority, RB, Series A (AMBAC), 5.00%, 8/15/37	10,000	10,957,500
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)		Value
Ohio — 0.4%
County of Hamilton Ohio, Refunding RB, Sub-Series A (AGM), 5.00%, 12/01/32	$20,000		$21,426,400
Texas — 2.3%
City of Houston Texas, Refunding RB, Combined, 1st Lien, Series A (AGC), 5.38%, 11/15/38	26,160		29,857,193
City of San Antonio Texas, Refunding RB, Electric and Gas Revenue, 5.00%, 2/01/32	28,990		31,366,020
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children's Hospital Project, 5.50%, 10/01/39	8,500		9,823,025
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	10,000		10,931,500
Dallas Area Rapid Transit, Refunding RB, Senior Lien (AMBAC), 5.00%, 12/01/36	27,860		29,927,391

			111,905,129
Washington — 0.6%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	8,500		9,359,520
5.00%, 11/01/36	15,715		17,288,958

			26,648,478
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 13.2%			633,793,772

U.S. Government Sponsored Agency Securities	Shares
Mortgage-Backed Securities — 0.0%
Ginnie Mae Mortgage-Backed Securities, 6.00%, 11/15/31	—	(h)	188
Total Long-Term Investments (Cost — $4,402,891,883) — 100.3%			4,806,654,832

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	11

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Short-Term Securities	Par (000)	Value
California — 2.3%
County of Tulare California, GO, 2.00%, 6/30/15	$56,000	$56,785,680
State of California, RB, 1.50%, 6/22/15	50,000	50,503,735

		107,289,415
Idaho — 1.1%
State of Idaho, GO, 2.00%, 6/30/15	53,000	53,743,590
Massachusetts — 0.2%
Massachusetts State, Industrial Finance Agency, Pollution Control Revenue, Series 1992, 0.25%, 10/03/14	8,800	8,800,000
	Shares
Money Market Funds — 2.0%
FFI Institutional Tax-Exempt Fund, 0.03%, 12/31/49 (i)(j)	96,385,892	96,384,892
Total Short-Term Securities (Cost — $266,221,333) — 5.6%		266,217,897

Value
Total Investments (Cost — $4,669,113,216*) — 105.9%	$5,072,872,729
Other Assets Less Liabilities — 0.1%	5,962,402
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.0%)	(286,155,773)

Net Assets — 100.0%	$4,792,679,358
*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$4,381,383,985

Gross unrealized appreciation	$406,933,572
Gross unrealized depreciation	(1,539,759)

Net unrealized appreciation	$405,393,813

Notes to Schedule of Investments
*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal or U.S. Treasury obligations.
(g)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(h)	Amount is less than $500.
(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at June 30, 2014	Net Activity	Shares Held at September 30, 2014	Income

FFI Institutional Tax-Exempt Fund	94,354,491	2,030,401	96,384,892	$9,803

(j)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	12

Schedule of Investments (continued)	BlackRock National Municipal Fund
Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(1,500)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$186,960,938	$1,427,588

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	13

Schedule of Investments (continued)	BlackRock National Municipal Fund
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments . These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarizes the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$4,806,654,832	—	$4,806,654,832
Short-Term Securities	$96,384,892	169,833,005	—	266,217,897
Total	$96,384,892	$4,976,487,837	—	$5,072,872,729

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$1,427,588	—	—	$1,427,588

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	14

Schedule of Investments (concluded)	BlackRock National Municipal Fund
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$1,890,000	—	—	$1,890,000
Liabilities:
Bank overdraft	—	$(10,388)	—	(10,388)
TOB trust certificates	—	(286,094,931)	—	(286,094,931)
Total	$1,890,000	$(286,105,319)	—	$(284,215,319)

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	15

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Alabama — 0.9%
Alabama 21st Century Authority, Refunding RB, Series A, 4.00%, 6/01/15	$2,000	$2,049,380
Alabama Federal Aid Highway Finance Authority, RB, Grant Appreciation, 5.00%, 9/01/16	5,130	5,576,567

		7,625,947

Alaska — 0.3%
Alaska Student Loan Corp., RB, Senior Series A, AMT, 5.00%, 6/01/16	2,000	2,063,900

Arizona — 0.3%
Arizona Health Facilities Authority, Refunding RB, Series D, 5.00%, 1/01/17	1,080	1,184,890
City of Phoenix Civic Improvement Corp., Refunding RB, Transit Excise Tax, Light Rail Project, 5.00%, 7/01/16	1,000	1,080,630

		2,265,520

California — 7.1%
California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series A-1 AMT, 1.88%, 4/01/25 (a)	5,000	5,027,750
California School Cash Reserve Program Authority, RB, Series O, 2.00%, 12/31/14	3,000	3,013,020
East Bay Municipal Utility District, Refunding RB, Wastewater System, 0.36%, 6/01/38 (a)	300	299,886
Los Angeles Unified School District, GO, Refunding:
Series A, 3.00%, 7/01/16	3,765	3,941,202
Series A, 5.00%, 7/01/17	18,145	20,347,803
Series A-1, 5.00%, 7/01/15	6,000	6,220,680
State of California, GO, Refunding:
(NPFGC), 5.00%, 9/01/16	1,380	1,503,759
Various Purpose, 4.00%, 11/01/15	3,430	3,573,751
Various Purpose, 5.00%, 4/01/16	10,000	10,711,300

Municipal Bonds	Par (000)	Value

California (concluded)
State of California, GO, Refunding (concluded):
Various Purpose, 5.00%, 9/01/16	$3,000	$3,269,040

		57,908,191

Colorado — 0.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series C, 4.00%, 10/01/40 (a)	1,000	1,040,800

Connecticut — 5.2%
Connecticut Resources Recovery Authority, Refunding RB, Covanta Southeastern Connecticut Co. Project, Series A, AMT, 4.00%, 11/15/15	2,635	2,750,439
Connecticut State Development Authority, RB, Connecticut Light & Power Co., Series A, Mandatory Put Bonds, AMT, 1.55%, 5/01/31 (a)	13,200	13,272,204
State of Connecticut, GO, Refunding, Series C, 5.00%, 12/15/17	21,065	23,882,865
State of Connecticut, Special Tax Revenue, RB, Transportation Infrastructure, Series A, 5.00%, 11/01/14	2,700	2,711,448

		42,616,956

Delaware — 2.0%
Delaware River & Bay Authority, Refunding RB, Series C, 5.00%, 1/01/16 (b)	3,670	3,885,503
Delaware Transportation Authority, Refunding RB, Senior, 5.00%, 7/01/15	1,945	2,016,537
University of Delaware, Refunding RB, Series C, 0.70%, 11/01/37 (a)	10,000	10,028,900

		15,930,940

District of Columbia — 0.5%
Metropolitan Washington Airports Authority, Refunding RB, Series A AMT, 5.00%, 10/01/17	4,000	4,488,560

Florida — 5.8%
Citizens Property Insurance Corp., RB, Senior Secured, Series A-1:
Coastal Account, 5.00%, 6/01/15	7,745	7,993,847

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Florida (concluded)
Citizens Property Insurance Corp., RB, Senior Secured, Series A-1 (concluded):
Personal Lines & Commercial Lines Account, 5.00%, 6/01/16	$10,000	$10,736,900
City of Jacksonville Florida, Refunding RB, Series C, 5.00%, 10/01/16	1,280	1,396,659
County of Broward Florida Airport System, ARB, Series Q-1, 5.00%, 10/01/15	1,000	1,047,700
County of Miami-Dade Florida, Refunding ARB, Series A, AMT:
4.00%, 10/01/15	2,750	2,853,647
5.00%, 10/01/16	1,750	1,906,538
Florida State Board of Education, GO, Refunding:
Series A, 5.00%, 1/01/15	6,395	6,473,658
Series B, 5.00%, 6/01/16	8,200	8,840,338
Florida State Department of Environmental Protection, Refunding RB, Everglades Restoration, Series A (AGC), 5.00%, 7/01/16	1,205	1,301,267
Highlands County Health Facilities Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series I, 5.00%, 11/15/16	1,035	1,133,553
State of Florida, GO, Refunding, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B, 5.00%, 7/01/16	3,375	3,650,839

		47,334,946

Georgia — 2.6%
City of Atlanta Georgia Department of Aviation, RB, Series B, 5.00%, 1/01/17	7,000	7,703,080
City of Atlanta Georgia Department of Aviation, Refunding RB, Series C AMT, 5.00%, 1/01/17	1,500	1,649,580

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Municipal Gas Authority of Georgia, Refunding RB, 4.00%, 10/01/16	$10,615	$11,364,313

		20,716,973

Hawaii — 0.2%
State of Hawaii, GO, Refunding, Series DG (AMBAC), 5.00%, 7/01/16	1,290	1,336,904

Illinois — 7.4%
City of Chicago Illinois, Refunding GARB, O'Hare International Airport, Senior Lien, Series A, AMT:
5.00%, 1/01/16	3,000	3,174,600
5.00%, 1/01/16	4,500	4,761,900
Illinois Finance Authority, Refunding RB, Hospital Sisters Services, Inc., Series C, 5.00%, 8/15/15	1,000	1,040,790
Regional Transportation Authority, GO, Refunding, ERS, Series B, 0.40%, 6/01/25 (a)	15,000	15,000,000
State of Illinois, GO:
2.00%, 5/01/15	14,000	14,123,060
5.00%, 5/01/16	4,600	4,883,314
4.00%, 7/01/16	3,000	3,148,980
4.00%, 2/01/17	2,000	2,121,120
5.00%, 5/01/17	8,100	8,836,614
State of Illinois, RB, Unemployment Insurance Fund Building Receipts, Series A, 5.00%, 6/15/16	2,500	2,697,350

		59,787,728

Indiana — 1.3%
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/16	1,425	1,464,886
Indiana Health Facility Financing Authority, RB, 4.00%, 11/01/27 (a)	8,000	8,710,000

		10,174,886

Iowa — 0.5%
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 3.10%, 12/01/14	3,910	3,919,814

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	2

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Kentucky — 1.2%
Counties of Louisville & Jefferson Kentucky Metropolitan Government, GO, Refunding Series E, 4.00%, 11/15/16	$4,450	$4,793,585
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Series A, 5.00%, 7/01/17	4,500	4,975,785

		9,769,370

Louisiana — 0.4%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 5/15/16	3,000	3,178,770

Maryland — 1.1%
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, AMT, 5.00%, 3/01/16	8,315	8,839,926

Massachusetts — 2.0%
City of Boston Massachusetts, GO, Refunding, Series B, 4.00%, 2/01/15	6,580	6,666,132
Commonwealth of Massachusetts, GO, Consolidated Loan, Series B, 5.00%, 8/01/15	2,500	2,601,725
Massachusetts Port Authority, RB, Series A, AMT, 5.00%, 7/01/16	1,625	1,753,928
Massachusetts State Educational Financing Authority, RB, AMT:
4.00%, 1/01/17	800	851,840
4.00%, 1/01/18	1,750	1,887,777
Massachusetts Water Pollution Abatement Trust, Refunding RB, 2.00%, 8/01/16	2,600	2,678,910

		16,440,312

Michigan — 4.4%
Michigan Finance Authority, Refunding RB, Unemployment Obligation Assessment, Series A:
5.00%, 7/01/15	7,000	7,256,410
5.00%, 1/01/16	13,525	14,329,737
State of Michigan Trunk Line, Refunding RB, Series B (AGM), 5.00%, 9/01/15	7,825	8,170,787

Municipal Bonds	Par (000)	Value

Michigan (concluded)
State of Michigan Trunk Line Revenue, Refunding RB, 5.00%, 11/15/16	$5,200	$5,704,452

		35,461,386

Minnesota — 0.7%
State of Minnesota, GO, Series A, 5.00%, 8/01/16	5,295	5,746,240

Missouri — 0.3%
University of Missouri, Refunding RB, Series A, 4.00%, 11/01/17	2,555	2,814,128

Nebraska — 0.1%
Nebraska Public Power District, Refunding RB, General, Series A, 5.00%, 1/01/16	1,000	1,059,630

Nevada — 7.8%
County of Clark Nevada, Refunding RB, Motor Vehicle Fuel Tax, 5.00%, 7/01/15	8,000	8,292,400
County of Clark Nevada School District, GO, Refunding:
Limited Tax, Series A, 5.00%, 6/15/16	11,000	11,860,530
Series B, 5.50%, 6/15/16	5,885	6,395,406
Series B, 5.50%, 6/15/17	13,760	15,552,102
State of Nevada, Refunding RB:
5.00%, 12/01/16	5,000	5,500,500
5.00%, 6/01/17	14,000	15,633,380

		63,234,318

New Hampshire — 1.5%
State of New Hampshire, GO, Refunding, Series B, 5.00%, 6/01/16	10,000	10,775,900
State of New Hampshire, RB, Federal Highway, GAN, 5.00%, 9/01/16	1,250	1,358,988

		12,134,888

New Jersey — 10.5%
County of Ocean New Jersey, GO, Refunding, 5.00%, 8/01/16	1,235	1,340,247
New Jersey Building Authority, Refunding RB, Series A, 5.00%, 6/15/15	13,880	14,331,378
New Jersey EDA, RB, School Facilities Construction Notes, Series G (SIFMA Index Notes), 0.62%, 2/01/15 (a)	3,000	3,000,150

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, Refunding RB, School Facilities Construction:
Series DD-1, 5.00%, 12/15/16	$5,075	$5,543,676
Series EE, 5.00%, 9/01/15 (c)	1,650	1,723,606
New Jersey Educational Facilities Authority, RB, 5.00%, 6/01/17	12,910	14,242,054
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.00%, 7/01/16	1,000	1,070,580
Meridian Health System, 5.00%, 7/01/17	2,000	2,223,600
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 4, AMT, 0.90%, 5/01/15	1,690	1,690,693
New Jersey State Turnpike Authority, Refunding RB, Series C, 0.52%, 1/01/17 (a)	8,000	8,004,880
New Jersey Transportation Trust Fund Authority, RB:
Series AA, 4.00%, 6/15/16	2,850	3,001,449
Series B, 5.00%, 6/15/15	1,825	1,884,349
Transportation System, 5.75%, 6/15/16	6,275	6,793,127
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System:
Series A, 5.00%, 12/15/15	1,640	1,729,331
Series B (NPFGC), 5.50%, 12/15/15	2,745	2,911,045
State of New Jersey, GO, Refunding, Series O, 5.00%, 8/01/16	2,300	2,485,748
State of New Jersey, GO, Tax-Exempt, Various Purposes, 5.00%, 6/01/16	12,075	12,967,946

		84,943,859

New Mexico — 0.1%
County of Albuquerque Bernalillo New Mexico Water Utility Authority, Refunding RB, Series B, 5.00%, 7/01/16	1,000	1,081,360

New York — 16.0%
City of New York New York, GO, Refunding Series J, 3.00%, 8/01/16	14,210	14,892,222
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/15/15	1,400	1,458,940

Municipal Bonds	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series A, 5.00%, 8/01/16	$4,880	$5,297,435
Sub-Series C-1, 5.00%, 11/01/15	4,860	5,114,956
Sub-Series F-1, 5.00%, 5/01/15	2,000	2,056,840
Sub-Series I, 2.00%, 5/01/15	11,870	11,998,790
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Sub-Series A, 5.00%, 11/01/15	5,455	5,741,169
New York State Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 3/15/15	5,560	5,683,654
Series A, 4.00%, 3/15/17	4,000	4,339,560
Series B, 5.00%, 3/15/17	3,600	3,991,536
New York State Dormitory Authority, Refunding RB, NYU Hospital Center, Series A:
5.00%, 7/01/15	1,500	1,555,410
5.00%, 7/01/16	1,000	1,077,140
New York State HFA, RB, Affordable Housing, Series F (SONYMA), 0.75%, 5/01/15	2,000	2,006,920
New York State Local Government Assistance Corp., Refunding RB, Sub-Lien, Series A, 5.00%, 4/01/15	7,000	7,170,730
New York State Thruway Authority, RB, 2nd General Highway & Bridge Trust Fund Bonds, Series B, 5.00%, 4/01/15	2,150	2,202,159
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/16	500	528,840
New York State Urban Development Corp., RB, Personal Income Tax, Series C, 5.00%, 3/15/17	6,470	7,173,677
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/15	2,680	2,812,124
Port Authority of New York & New Jersey, Refunding RB, AMT:
5.00%, 9/01/16	5,000	5,431,200
5.00%, 9/01/17	3,750	4,202,325
Consolidated, 177th Series, 4.00%, 7/15/15	10,000	10,301,400

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	4

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

New York (concluded)
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 3.00%, 10/15/16 (b)	$15,475	$16,297,187
State of New York, GO, Refunding, Series C, 5.00%, 4/15/16	7,675	8,236,810

		129,571,024

North Carolina — 1.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, High Point University, 4.00%, 5/01/16	1,770	1,858,040
North Carolina Medical Care Commission, Refunding RB, Healthcare Facilities Revenue, WakeMed, Series A, 4.00%, 10/01/15	730	757,207
North Carolina Municipal Power Agency No. 1, Refunding RB, Catawba Electric, Series A:
5.00%, 1/01/16	3,500	3,701,425
5.25%, 1/01/17	5,000	5,514,650

		11,831,322

Ohio — 0.5%
City of Cleveland Ohio, Public Power System, Refunding RB, 5.00%, 11/15/15	2,335	2,458,778
State of Ohio, Refunding RB, AMT, 2.25%, 11/01/22 (a)	1,500	1,534,170

		3,992,948

Oklahoma — 1.7%
County of Cleveland Oklahoma Educational Facilities Authority, LRB:
Moore Public Schools Project, 5.00%, 6/01/15	2,050	2,115,436
Moore Public Schools Project, 5.00%, 6/01/16	845	907,268
Norman Public Schools Project, 5.00%, 7/01/16	1,000	1,076,960
Norman Public Schools Project, 5.00%, 7/01/17	1,520	1,693,903
Oklahoma Turnpike Authority, Refunding RB, 2nd Senior Series A, 5.00%, 1/01/15	7,875	7,972,099

		13,765,666

Pennsylvania — 2.5%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT:
5.00%, 6/15/15	2,550	2,636,088

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT (concluded):
5.00%, 6/15/17	$2,000	$2,225,720
Pennsylvania Economic Development Financing Authority, RB, Waste Management, Inc. Project, 1.75%, 12/01/33 (a)	4,500	4,573,935
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 5.00%, 1/01/16	6,000	6,357,000
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/15	2,500	2,589,825
State Public School Building Authority, RB, School District of Philadelphia Project, 5.00%, 4/01/15	1,710	1,750,749

		20,133,317

South Carolina — 0.9%
South Carolina Transportation Infrastructure Bank, Refunding RB (AMBAC):
Series A, 5.00%, 10/01/15	5,440	5,702,262
Series B, 5.25%, 10/01/14	2,000	2,000,280

		7,702,542

Texas — 4.5%
City of Corpus Christi Texas Utility System, Refunding RB, 4.00%, 7/15/17	2,000	2,185,180
City of Dallas Texas ISD, GO, Refunding, (PSF-GTD), 4.00%, 2/15/15	2,200	2,231,680
City Public Service Board of San Antonio, Refunding RB, 5.00%, 2/01/18 (b)	6,000	6,818,520
County of Comal Texas ISD, GO, Refunding, Unlimited Tax, Series A (PSF-GTD), 4.00%, 2/01/16	1,500	1,573,560
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
Memorial Hermann Health System, Series A, 4.00%, 12/01/16	525	563,960
Methodist Hospital System, Series B, 5.25%, 12/01/14	2,600	2,622,438
Lower Colorado River Authority, Refunding RB, 5.00%, 5/15/16	2,490	2,670,824

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	5

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Texas (concluded)
Northside Texas ISD, GO, Refunding, 5.00%, 2/15/17	$6,910	$7,638,038
Texas A&M University System Board of Regents, Refunding RB, 5.00%, 7/01/16	5,005	5,413,158
Texas Public Finance Authority, Refunding RB, 5.00%, 7/01/16	4,350	4,705,525

		36,422,883

Virginia — 4.4%
Commonwealth of Virginia, GO, Series B, 4.00%, 6/01/16	5,000	5,306,500
Virginia College Building Authority, RB, Series A:
21st Century College & Equipment Programs, 5.00%, 2/01/16	11,910	12,660,211
5.00%, 2/01/17	4,800	5,298,384
Virginia Commonwealth Transportation Board, Refunding RB, Series B, 5.00%, 5/15/16	7,835	8,428,893
Wise County Industrial Development Authority, RB, Series A, 2.38%, 11/01/40 (a)	4,000	4,081,400

		35,775,388

Wisconsin — 2.3%
State of Wisconsin, Refunding RB, Series 1, 5.00%, 7/01/16	10,000	10,804,400
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, 5.13%, 8/15/27 (a)	7,500	8,135,475

		18,939,875

Total Long-Term Investments (Cost — $796,673,251) — 98.6%		800,051,217

Short-Term Securities	Par (000)	Value

California — 1.2%
State of California, RB, 1.50%, 6/22/15	$10,100	$10,100,359

Illinois — 1.9%
Cook County, GO, Series B, VRDN, 0.29%, 10/01/15 (d)	15,000	15,000,000

	Shares

Money Market Funds — 0.7%
FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	5,335,392	5,335,392

Total Short-Term Securities (Cost — $30,435,751) — 3.8%		30,435,751

Total Investments (Cost — $827,109,002*) — 102.4%		830,486,968
Liabilities in Excess of Other Assets — (2.4)%		(19,095,699)

Net Assets — 100.0%		$811,391,269

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$827,109,002

Gross unrealized appreciation		$3,600,939
Gross unrealized depreciation		(222,973)

Net unrealized appreciation		$3,377,966

Notes to Schedule of Investments
*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)

Citigroup Global Markets, Inc.	$3,885,503	$9,946
J.P.Morgan Securities LLC	$16,297,187	$(3,869)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$6,818,520	$18,600

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	6

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(c)	Security is collateralized by municipal or U.S. Treasury obligations.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at June 30, 2014	Net Activity	Shares Held at September 30, 2014	Income

FFI Institutional Tax-Exempt Fund	3,454,392	1,881,000	5,335,392	$359

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
EDA	Economic Development Authority
ERS	Extendible Reset Securities
GAN	Grant Anticipation Notes
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
RB	Revenue Bonds
SIFMA	Securities Industry and Financial Markets Association
SONYMA	State of New York Mortgage Agency
VRDN	Variable Rate Demand Notes

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	7

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarizes the Fund's investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$800,051,217	—	$800,051,217
Short-Term Securities	$5,335,392	25,100,359	—	30,435,751
Total	$5,335,392	$825,151,576	—	$830,486,968

[1]	See above Schedule of Investments for values in each sector.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, Bank overdraft at value of $5,991 is categorized as Level 2 within the disclosure hierarchy.
There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK MUNICIPAL BOND FUND, INC.	September 30, 2014	8

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 24, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 24, 2014